MUTUAL FUND SERIES TRUST

Catalyst/Teza Algorithmic Allocation Fund

(formerly Catalyst/Teza Algorithmic Allocation Income Fund)

Class A: TEZAX Class C: TEZCX Class I: TEZIX

(the “Fund”)

October 1, 2020

The following supplements certain information contained in the Fund’s Prospectus and Summary Prospectus, each dated October 1, 2020.

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The following investment policy will be in effect until October 25, 2020:

“The Fund’s investment objective is to seek long-term capital appreciation and current income.”

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You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and Statement of Additional Information, each dated October 1, 2020 for the Fund which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.